Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Vacasa Holdings LLC
Schedule of Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	As of September 30,	As of December 31,
	2021	2020

Employee-related accruals	$26,933	$13,409
Homeowner reserves	6,120	4,962
Warrant derivative liabilities	16,833	6,516
Current portion of acquisition liabilities	26,135	10,460
Other current liabilities	9,904	8,675
Total accrued expenses and other current liabilities	$85,925	$44,022

Accrued expenses and other current liabilities consisted of the following (in thousands):

	As of December 31,
	2020	2019
Employee-related accruals	$13,409	$14,559
Homeowner reserves	4,962	4,738
Warrant derivative liabilities	6,516	3,950
Current portion of acquisition liabilities	10,460	9,920
Other current liabilities	8,675	6,152
Total accrued expenses and other current liabilities	$44,022	$39,319